Leases (Details Textual)						1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 14, 2020 USD ($) ft²	Jul. 11, 2020 USD ($)	Mar. 06, 2020 USD ($) ft²	Jun. 01, 2019 ft²	Mar. 01, 2019 USD ($) ft²	Sep. 17, 2020 USD ($)	Jul. 19, 2020 USD ($)	Jan. 31, 2019 USD ($) ft²	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 29, 2020 USD ($)	Aug. 06, 2020 USD ($)
Leases (Textual)
Description of incremental borrowing rate										Incremental borrowing rate of 5.5%.
Weighted average remaining operating lease term									4 years 5 months 9 days	4 years 6 months 21 days
Weighted average discount rate									5.99%	6.50%
Operating lease rate					5.50%			5.90%		8.46%
Lease area square feet | ft²	5,533		23,300	7,432	2,390			5,533
Right-of-use asset and operating lease liability	$ 161,328		$ 1,048,058							$ 2,199,682	$ 23,898	$ 28,405
Monthly payments of operating lease		$ 1,482	$ 965		$ 54,852	$ 529		$ 6,316		89,482
Lease expire date	Jul. 31, 2020		May 30, 2025			Dec. 29, 2025
Bargain purchase option		1	$ 1
Reduction of the right-of-use asset and lease liability									$ 151,565
Increase of right-of-use asset									54,148
Right-of-use asset and finance lease liability		$ 35,562	$ 18,009
Finance lease maturity date		Jun. 11, 2022	Oct. 01, 2021
Monthly payments of operating lease, description						Monthly payments are $529 during the life of the lease, excluding a lease incentive of $1,750 payable at lease commencement.
Lease liability									$ 3,020,364	$ 2,212,548
VEO [Member]
Leases (Textual)
Operating lease rate										5.70%
Lease area square feet | ft²				3,031
Monthly payments of operating lease										$ 341,200
Minimum [Member]
Leases (Textual)
Monthly payments of operating lease	$ 4,786		$ 20,903				$ 2,473
Lease liability					2,091					5,351
Minimum [Member] | VEO [Member]
Leases (Textual)
Monthly payments of operating lease										6,800
Maximum [Member]
Leases (Textual)
Monthly payments of operating lease	$ 5,078		$ 17,600				$ 2,499
Lease liability					$ 2,188					5,717
Maximum [Member] | VEO [Member]
Leases (Textual)
Monthly payments of operating lease										$ 7,654